Nuveen Exchange-Traded Portfolios

Providing tax-free income to help
you live your dreams.

SELECT TAX-FREE (NXP)
SELECT TAX-FREE 2 (NXQ)
SELECT TAX-FREE 3 (NXR)
INSURED CALIFORNIA
SELECT TAX-FREE (NXC)
INSURED NEW YORK
SELECT TAX-FREE (NXN)

SEMIANNUAL REPORT/SEPTEMBER 30, 1996

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
 10  Fund performance
 13  Commonly used terms
 15  Portfolio of investments
 40  Statement of net assets
 42  Statement of operations
 44  Statement of changes in net assets
 47  Notes to financial statements
 56  Financial highlights

Dear shareholder

"Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

Photographic image of Anthony T. Dean, Chairman of the Board.

As I begin my duties as the new president and chief operating officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen exchange-traded portfolios, I am pleased to have this opportunity to report to you on the performance of your portfolios. My experience at Nuveen over the past 20 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. We continue to focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this focus will contribute to many more years of investment success for our shareholders.

  The performance of the exchange-traded portfolios covered in this report demonstrates the ability of quality investments to provide a steady and attractive level of tax-free income while protecting principal over the long term. As of September 30, 1996, the current annual yield on share price for these portfolios ranged from 5.74% to 6.22%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.97% on taxable alternatives. Without question, taxable yields at this level on investments of comparable quality can be difficult to obtain in today's markets. The exemp tion from state taxes further enhances the advantages of the California and New York portfolios.

  Total returns, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 6.66% to 7.42%, equivalent to taxable investments with total returns of 10.48% to 11.59%. As concerns about the effects of a potential flat tax evaporated and the Federal Reserve continued to stand firm on interest rates, confidence in the bond market enjoyed a resurgence, and the share prices rose. This, added to attractive returns and solid yields, further improved investors' overall experience for the year ended September 30, 1996.

  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth.

  In November, we are introducing the Nuveen Growth and Income Stock Fund, the first of three equity-based mutual funds designed to provide a high-quality complement to our current municipal bond funds. These new funds will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago that shares Nuveen's values and investment management style. Tailor-made to address the needs of the Nuveen investor, these funds can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In a move designed to complement the ICAP alliance, Nuveen is acquiring Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. In January 1997, the tax-exempt mutual fund activities of Flagship and Nuveen will be merged, resulting in more than 40 municipal funds, the broadest selection available in the U.S.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,
/s/ Anthony T. Dean
Anthony T. Dean
Chairman of the Board
November 15, 1996

Answering your
questions

Ron Toupin, manager of Nuveen's Select Portfolios, discusses the investment environment and recent factors affecting the municipal market.

How has the investment climate affected the bond market over the past year?

This year's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1993 the best in a decade, 1996 has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. In recent months, municipal bonds have once again begun to outperform Treasuries, an indication of the strength and resilience of this market segment.

  A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation is maintaining the same modest pace that it has demonstrated over the past five years and gives every indication of being well under control. At the same time, the economy continues to moderate, as evidenced by the lack of price pressure at the consumer and producer levels, steady employment statistics, low labor costs, and a stable money supply.

photographic image of Ron Toupin.

Ron Toupin, answers investers' questions on developments in the municipal market.

How have the Select Portfolios performed in this environment?

The Select Portfolios are structured to seek stable tax-free income within a scheduled maturity. They provide the income and maturity patterns of individual bonds, while offering the benefits of active management and ongoing credit surveillance. To help ensure a dependable income stream, all of the portfolios hold long-term bonds with call protection averaging 6 to 7 years. Over the past year, portfolio management has continued to focus on enhancing income, replacing called bonds, and improving credit quality. With minimal dividend adjustments and no adverse credit problems, these portfolios have worked exactly as designed, providing shareholders with the stable dividends they seek. An additional benefit has been their comparatively low expenses and management fees.

What has been Nuveen's investment approach during this time?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  Because the Select Portfolios are actively managed, Nuveen portfolio managers over time are able to take advantage of opportunities to enhance income, increase credit quality, and extend call protection.

Share prices of the portfolios sometimes vary from NAV. Why?

Each share has two prices: the net asset value (NAV), which represents the underlying value of the bonds, and the share price, which is the portfolio's price on the stock exchange. As with other securities, share prices for municipal bond portfolios change frequently, driven by investors' demand for shares and the available supply. When a portfolio's NAV is higher than its share price, we say that the shares can be purchased at a discount.

  In 1995, the recovery of the bond market meant that the net asset values for some portfolios appreciated more quickly than their share prices, widening discounts for a while. This is not unusual, as the market often takes time to reflect underlying value balanced against the various factors that affect individual investor decisions, such as the outlook for the direction of interest rates, inflation forecasts, the relative strength of the stock market, and legislative and tax outlooks.

  As investor worries about tax reform--and the potential effect of a flat tax proposal on tax-free investments--waned over the first half of 1996, the demand for tax-free products grew. Adding to the positive outlook for the bond market was the Federal Reserve's decision to hold the line on interest rates, indicating that it believes inflation is under control. The combination of higher yields, concerns about the endurance of the stock market's bullish performance, and broker recommendations also prompted greater demand for municipal bonds and bond portfolios.

  In addition, shareholders have found that municipal bond portfolios provide an important level of diversification in a well-structured portfolio. Because inflation and tax reform appear to present few problems at this point, investors are taking advantage of the opportunity to lock in current rates. With increased demand, share prices generally have risen, resulting in narrower discounts.

NUVEEN SELECT TAX-FREE
INCOME PORTFOLIO

NXP

Dividends of NXP have been consistently at an attractive level despite a modest reduction in November 1995. This dividend had remained unchanged for 41 months.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     10/11/95    $0.0790
     11/13/95    $0.0765
     12/13/95    $0.0765
      1/13/96    $0.0765
      2/13/96    $0.0765
      3/13/96    $0.0765
      4/11/96    $0.0765
      5/13/96    $0.0765
      6/12/96    $0.0765
      7/11/96    $0.0765
      8/13/96    $0.0765
      9/11/96    $0.0765

  FUND HIGHLIGHTS 9/30/96
   Yield                                      6.22%
   Taxable-equivalent yield                   9.72%
   Annual total return on NAV                 7.30%
   Taxable-equivalent total return           10.85%
   Share price                               $14.75
   NAV                                       $15.14

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN SELECT TAX-FREE
INCOME PORTFOLIO 2

NXQ

Dividends of NXQ have been consistently at an attractive level despite a modest reduction in July, following 47 months without a change. Dividends are adjusted periodically to reflect the current earnings of the portfolio.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     10/11/95    $0.0756
     11/13/95    $0.0756
     12/13/95    $0.0756
      1/13/96    $0.0756
      2/13/96    $0.0756
      3/13/96    $0.0756
      4/11/96    $0.0756
      5/13/96    $0.0756
      6/12/96    $0.0756
      7/11/96    $0.0740
      8/13/96    $0.0740
      9/11/96    $0.0740


  FUND HIGHLIGHTS 9/30/96
   Yield                                       6.18%
   Taxable-equivalent yield                    9.66%
   Annual total return on NAV                  7.11%
   Taxable-equivalent total return            10.63%
   Share price                              $14.375
   NAV                                       $14.96

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN SELECT TAX-FREE
INCOME PORTFOLIO 3

NXR

Dividends of NXR have been consistently at an attractive level. Prior to a modest reduction in July, dividends were unchanged for 37 months. Dividends are adjusted periodically to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     10/11/95    $0.0700
     11/13/95    $0.0700
     12/13/95    $0.0700
      1/13/96    $0.0700
      2/13/96    $0.0700
      3/13/96    $0.0700
      4/11/96    $0.0700
      5/13/96    $0.0700
      6/12/96    $0.0700
      7/11/96    $0.0690
      8/13/96    $0.0690
      9/11/96    $0.0690


  FUND HIGHLIGHTS 9/30/96
   Yield                                      6.13%
   Taxable-equivalent yield                   9.58%
   Annual total return on NAV                 7.29%
   Taxable-equivalent total return           10.71%
   Share price                               $13.50
   NAV                                       $14.31

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO

NXC

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 38 months of steady dividends prior to a modest reduction in November 1995.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     10/11/95    $0.0681
     11/13/95    $0.0670
     12/13/95    $0.0670
      1/13/96    $0.0670
      2/13/96    $0.0670
      3/13/96    $0.0670
      4/11/96    $0.0670
      5/13/96    $0.0670
      6/12/96    $0.0670
      7/11/96    $0.0670
      8/13/96    $0.0670
      9/11/96    $0.0670

  FUND HIGHLIGHTS 9/30/96
   Yield                                       5.74%
   Taxable-equivalent yield                    9.90%
   Annual total return on NAV                  7.42%
   Taxable-equivalent total return            11.59%
   Share price                               $14.00
   NAV                                       $14.58

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO

NXN

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders have enjoyed 42 months of steady dividends.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     10/11/95    $0.0650
     11/13/95    $0.0650
     12/13/95    $0.0650
      1/13/96    $0.0650
      2/13/96    $0.0650
      3/13/96    $0.0650
      4/11/96    $0.0650
      5/13/96    $0.0650
      6/12/96    $0.0650
      7/11/96    $0.0650
      8/13/96    $0.0650
      9/11/96    $0.0650

  FUND HIGHLIGHTS 9/30/96
   Yield                                      5.78%
   Taxable-equivalent yield                   9.71%
   Annual total return on NAV                 6.66%
   Taxable-equivalent total return           10.48%
   Share price                               $13.50
   NAV                                       $14.38

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield
An exchange-traded portfolio's annualized monthly dividend on a given date (in the case of this report, September 30, 1996) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated annualized yield on share price. This tax rate is assumed to be 36% for shareholders in NXP, NXQ and NQR, 42% for NXC, and 40.5%for NXN, based on incomes of $121,300-$263,750 for investors filing singly, and $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded portfolio, minus any liabilities. The NAV per share is the portfolio's net assets divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a portfolio's NAV per share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent
total return
The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated total return on NAV.

Each Portfolio intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six months ended September 30, 1996. Any future repurchases will be reported to shareholders in the next annual or semiannual report.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)


  PRINCIPAL                                                                               OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                               RATINGS*     PROVISIONS**     VALUE


                   ALABAMA - 0.2%
       $ 535,000   Alabama Housing Finance Authority, Single Family
                    Mortgage Revenue Bonds (Collateralized Home
                    Mortgage Revenue Bond Program), 1994 Series
                    A-1 Bonds, 6.550%, 10/01/14                                Aaa        4/04 at 102     $ 564,398
-------------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 1.1%
       2,500,000   Little Rock Health Facilities Board (Arkansas),
                    Refunding Revenue Bonds (Baptist Medical
                    Center/Parkway Village Project), Series 1992,
                    7.000%, 10/01/17                                             A        4/02 at 102     2,675,500
-------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 6.3%
       4,750,000   California State Public Works Board, Lease Revenue
                    Bonds (California Community Colleges), 1994
                    Series B, 7.000%, 3/01/14                                    A        3/04 at 102     5,256,350
       4,905,000   California Statewide Communities Development
                    Authority, Revenue Certificates of Participation
                    (Cedars-Sinai Medical Center), 6.500%, 8/01/15              A1        8/02 at 102     5,088,594
       3,000,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State Prison-Monterey
                    County (Soledad II)), 6.875%, 11/01/14                       A       11/04 at 102     3,303,810
       2,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.625%, 7/01/18                                            Aaa        7/03 at 102     1,970,220
-------------------------------------------------------------------------------------------------------------------
                   COLORADO - 7.6%
                   Colorado Housing Finance Authority, Single Family
                    Program Senior Revenue Bonds, Series 1992A-1:
       4,425,000    6.800%, 11/01/12                                            AA        5/02 at 102     4,676,517
       1,245,000    6.875%, 11/01/16                                            AA        5/02 at 102     1,312,081
      10,750,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991 D,
                    7.750%, 11/15/13 (Alternative Minimum Tax)                 Baa       No Opt. Call    12,751,435
-------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.4%
       1,000,000   District of Columbia, Hospital Revenue and
                    Refunding Bonds (Medlantic Healthcare Group,
                    Inc. Issue), Series 1996A, 5.750%, 8/15/16                 Aaa        8/06 at 102       986,530
-------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.9%
       7,000,000   State Board of Education of Florida, Public
                    Education Capital Outlay Bonds, Series 1991-C,
                    6.625%, 6/01/22 (Pre-refunded to 6/01/02)                  Aaa        6/02 at 101     7,731,780


       PRINCIPAL                                                                          OPT. CALL           MARKET
          AMOUNT   DESCRIPTION                                               RATINGS*     PROVISIONS**        VALUE


                   FLORIDA (CONTINUED)
     $ 2,000,000   Escambia County, Florida, Pollution Control Revenue
                    Bonds (Champion International Project), Series
                    1993, 5.875%, 6/01/22 (Alternative Minimum Tax)           Baa1       12/03 at 102   $ 1,906,980
-------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 11.9%
       1,260,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds, Loyola University of Chicago,
                    Series 1991-A, 7.125%, 7/01/11                              A1        7/01 at 102     1,379,750
       3,000,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds (Loyola University of Chicago),
                    Series 1989-A, 6.100%, 7/01/15                              A1        7/03 at 102     3,072,150
       2,365,000   Illinois Health Facilities Authority, Revenue Bonds
                    and Revenue Refunding Bonds, Series 1992B
                    (Evangelical Hospitals Corporation),
                    6.500%, 4/15/09                                            AA-        4/02 at 102     2,475,919
       3,850,000   Illinois Health Facilities Authority, Revenue Bonds
                    (Sarah Bush Lincoln Health Center), Series 1992,
                    7.250%, 5/15/22                                           BBB+        5/02 at 102     4,008,851
       2,000,000   State of Illinois General Obligation Bonds, Series of
                    August 1994, 5.875%, 8/01/14                               AA-        8/04 at 102     2,025,900
                   City of Chicago Heights, Illinois, General Obligation
                    Bonds, Series 1993 (Corporate Purpose Bonds):
       3,820,000    5.650%, 12/01/15                                           Aaa       12/04 at 100     3,777,827
       2,600,000    5.650%, 12/01/17                                           Aaa       12/08 at 100     2,569,736
       7,000,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1992A, 6.600%, 11/15/22                      Aaa       11/02 at 102     7,554,540
       2,500,000   Regional Transportation Authority (Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties in Illinois),
                    General Obligation Bonds, Series 1993A,
                    5.800%, 6/01/13                                            Aaa        6/03 at 102     2,525,025
-------------------------------------------------------------------------------------------------------------------
                   INDIANA - 2.7%
       3,000,000   Indiana Bond Bank, Special Hospital Program
                    (Hendricks Community Hospital Financing
                    Program), Series 1992A, 7.125%, 4/01/13                      A        4/02 at 102     3,266,580
                   Indiana Bond Bank, Special Program Bonds, Series
                    1992 A:
       1,000,000    7.000%, 8/01/12                                              A        2/02 at 102     1,068,320
       2,250,000    7.000%, 8/01/18                                              A        2/02 at 102     2,387,858
-------------------------------------------------------------------------------------------------------------------
                   IOWA - 1.1%
       2,565,000   Woodbury County, Iowa, Hospital Facility Revenue
                    Bonds (St. Luke's Regional Medical Center Project),
                    Series 1991A, 6.750%, 3/01/21 (Pre-refunded
                    to 3/01/01)                                                Aaa        3/01 at 102     2,818,089


         PRINCIPAL                                                                         OPT. CALL         MARKET
         AMOUNT    DESCRIPTION                                               RATINGS*      PROVISIONS**      VALUE


                   KANSAS - 3.9%
     $ 9,000,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health
                    System of Wichita, Inc.), Series 1985 XXV
                    (Remarketed), 7.200%, 10/01/15                               A       11/01 at 102   $ 9,654,120
-------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 1.4%
       3,230,000   Lexington-Fayette Urban County Government
                    (Kentucky), Governmental Project Revenue Bonds,
                    Series 1994 (University of Kentucky Alumni
                    Association, Inc. Commonwealth Library Project),
                    6.750%, 11/01/15                                           Aaa       11/04 at 102     3,593,860
-------------------------------------------------------------------------------------------------------------------
                   MAINE - 2.6%
                   Maine Educational Loan Authority, Educational Loan
                    Revenue Bonds, Series 1992A-1 (Supplemental
                    Educational Loan Program):
       2,185,000    6.800%, 12/01/07 (Alternative Minimum Tax)                 Aaa       12/02 at 102     2,333,908
       2,470,000    7.000%, 12/01/16 (Alternative Minimum Tax)                 Aaa       12/02 at 102     2,637,096
       1,360,000   Maine Educational Loan Authority, Educational Loan
                    Revenue Bonds, Series 1992A-2 (Supplemental
                    Educational Loan Program), 7.150%, 12/01/16
                    (Alternative Minimum Tax)                                    A       12/02 at 102     1,457,294
-------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.9%
       2,000,000   Plymouth County (Massachusetts), Certificates of
                    Participation (Plymouth County Correctional
                    Facility), Series A, 7.000%, 4/01/22                        A-       10/02 at 102     2,219,000
-------------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 1.5%
       3,600,000   Calhoun County (Mississippi), Solid Waste Disposal
                    Revenue Bonds (Weyerhauser Company Project),
                    Series 1992, 6.875%, 4/01/16 (Alternative
                    Minimum Tax)                                                 A        4/07 at 103     3,794,760
-------------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 4.2%
      10,000,000   New Hampshire Housing Finance Authority,
                    Multi-Family Housing Revenue Refunding Bonds,
                    1991 Series 1, 7.050%, 7/01/11                              A1        7/01 at 102    10,512,500
-------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 11.9%
       2,090,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7.000%, 4/01/21
                    (Pre-refunded to 4/01/01)                                  Aaa        4/01 at 100     2,294,151
       1,365,000   New York Local Government Assistance Corporation
                    (A Public Benefit Corporation of the State of New
                    York), Series 1991D Bonds, 7.000%, 4/01/18
                    (Pre-refunded to 4/01/02)                                  Aaa        4/02 at 102     1,540,020


         PRINCIPAL                                                                        OPT. CALL         MARKET
         AMOUNT     DESCRIPTION                                              RATINGS*     PROVISIONS**      VALUE


                   NEW YORK (CONTINUED)
     $ 4,465,000   New York State Dormitory Authority, State
                    University Educational Facilities Revenue Bonds,
                    Series 1991A, 7.250%, 5/15/18 (Pre-refunded
                    to 5/15/02)                                                Aaa       5/02 at 102     $ 5,101,218
       2,865,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1991 Series D,
                    7.400%, 2/15/18                                           Baa1       2/02 at 102       3,171,326
       1,080,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities,
                    Improvement Revenue Bonds, 1991 Series A,
                    7.500%, 2/15/21                                           Baa1       2/01 at 102       1,200,658
       7,250,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 5, 7.000%, 7/01/12                                 Baa1       7/01 at 102       7,809,048
       3,000,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series N,
                    6.000%, 7/01/11                                           Baa1       7/02 at 100       2,972,190
       5,170,000   The City of New York, New York, General Obligation
                    Bonds, Fiscal 1995 Series A, 6.250%, 8/01/10              Baa1      8/04 at 101 1/2    5,218,598
--------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 5.0%
       2,500,000   Pennsylvania Higher Educational Facilities
                    Authority Revenue Bonds (Thomas Jefferson
                    University), 1992 Series A, 6.625%, 8/15/09                 Aa      8/02 at 102        2,715,825
       2,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1992-33,
                    6.900%, 4/01/17                                            AA+      4/02 at 102        2,108,700
       7,235,000   Delaware County Authority (Pennsylvania), First
                    Mortgage Revenue Bonds (The Dunwoody Project),
                    Series 1992, 8.125%, 4/01/17                               N/R      4/02 at 102        7,694,784
--------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 4.0%
       5,000,000   South Carolina Housing Finance and Development
                    Authority, Multifamily Housing Revenue Bonds,
                    1992 Series A, 6.875%, 11/15/23                            Aaa      5/02 at 102        5,205,200
       4,060,000   York County (South Carolina), Public Facilities
                    Corporation, Certificates of Participation (York
                    County Justice Center Project), Series 1991,
                    7.500%, 6/01/11 (Pre-refunded to 6/01/01)                  Aaa      6/01 at 102        4,612,241


         PRINCIPAL                                                                          OPT. CALL         MARKET
         AMOUNT     DESCRIPTION                                             RATINGS*        PROVISIONS**      VALUE


                   TENNESSEE - 2.3%
     $ 5,750,000   Memphis-Shelby County Airport Authority
                    (Tennessee), Airport Special Facilities and Project
                    Revenue Bonds (Federal Express Corporation),
                    Series 1993, 6.200%, 7/01/14 (Alternative
                    Minimum Tax)                                               BBB         7/03 at 102    $ 5,763,570
---------------------------------------------------------------------------------------------------------------------
                   TEXAS - 9.5%
       9,825,000   Harris County Health Facilities Development
                    Corporation (Texas), Hospital Revenue Bonds
                    (Memorial Hospital System Project), Series 1992,
                    7.125%, 6/01/15                                              A         6/02 at 102     10,584,865
       4,000,000   Port of Corpus Christi Authority of Nueces County
                    (Texas), Pollution Control Revenue Bonds (Hoechst
                    Celanese Corporation), Series 1992, 6.875%, 4/01/17
                    (Alternative Minimum Tax)                                   A+         4/02 at 102      4,264,360
       3,500,000   Red River Authority (Texas), Pollution Control
                    Revenue Bonds (Hoechst Celanese Corporation),
                    Series 1992, 6.875%, 4/01/17 (Alternative
                    Minimum Tax)                                                A+         4/02 at 102      3,742,445
       5,000,000   City of San Antonio, Texas, Water System Revenue
                    Refunding Bonds, Series 1992, 6.000%, 5/15/16              Aaa         5/02 at 100      5,067,350
---------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 2.2%
       5,070,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.100%, 1/01/17                                            Aa1         1/02 at 102      5,375,112
---------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 9.2%
       2,750,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1992 (Sacred Heart Medical
                    Center, Spokane), 6.875%, 2/15/12                          AA-         2/02 at 102      2,919,180
      10,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1991A, 6.875%, 7/01/17                                     Aa1         7/01 at 102     10,684,800
       2,500,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Electric System Refunding Revenue
                    Bonds, Series 1991 A, 7.000%, 1/01/16                       A1          1/01 at 102      2,665,650
       5,700,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1989, 6.750%, 1/01/12                               Aaa          No Opt. Call     6,381,377
----------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 1.2%
       1,000,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1992 Series A, 7.000%, 5/01/24              Aa1          5/02 at 103      1,054,610
       1,885,000   Marshall County, West Virginia, Special Obligation
                    Refunding Bonds, Series 1992, 6.500%, 5/15/10              AAA          No Opt. Call     2,044,490


         PRINCIPAL                                                                          OPT. CALL           MARKET
         AMOUNT      DESCRIPTION                                             RATINGS*       PROVISIONS**        VALUE


                   WISCONSIN - 2.1%
     $ 5,000,000   Wisconsin Housing and Economic Development
                    Authority, Multi-Family Housing Revenue Bonds,
                    1992 Series B, 7.050%, 11/01/22                             A1          4/02 at 102   $  5,277,950
----------------------------------------------------------------------------------------------------------------------
                   WYOMING - 1.3%
       3,000,000   Wyoming Community Development Authority,
                    Single Family Mortgage Revenue Bonds (Federally
                    Insured or Guaranteed Mortgage Loans),
                    Series 1988-G, 7.200%, 6/01/10 (Alternative
                    Minimum Tax)                                                Aa         11/01 at 103      3,158,070
----------------------------------------------------------------------------------------------------------------------
    $228,225,000   Total Investments - (cost $223,874,308) - 98.4%                                         243,985,066
=================-----------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
       $ 100,000   New York Job Development Authority, Series B,
       =========
                    Variable Rate Demand Bonds, 4.100%, 3/01/05+
                    (Alternative Minimum Tax)                                 VMIG-1                           100,000
----------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.5%                                                      3,850,284
----------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                      $247,935,350
======================================================================================================================


                                                                           NUMBER        MARKET           MARKET
                       STANDARD & POOR'S               MOODY'S          OF ISSUES         VALUE          PERCENT


  SUMMARY OF                         AAA                    Aaa               20     $ 71,309,056             29%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               11       38,506,714             16
  PORTFOLIO OF                        A+                     A1                8       36,003,399             15
  INVESTMENTS                      A, A-              A, A2, A3               11       45,668,457             19
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                9       44,802,656             18
  TEMPORARY                    Non-rated              Non-rated                1        7,694,784              3
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       60     $243,985,066             100%


* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ)



  PRINCIPAL                                                                                     OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                                 RATINGS*      PROVISIONS**          VALUE


                   CALIFORNIA - 4.6%
     $ 3,250,000   California State Public Works Board, Lease Revenue
                    Bonds (California Community Colleges), 1994
                    Series B, 7.000%, 3/01/14                                     A         3/04 at 102      $ 3,596,450
       2,000,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A (Various
                    University of California Projects), 5.500%, 6/01/14           A        No Opt. Call        1,956,740
       5,000,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State Prison-Monterey
                    County (Soledad II)), 6.875%, 11/01/14                        A        11/04 at 102        5,506,350
       1,000,000   City of Fresno, California, Health Facility Revenue
                    Refunding Bonds, Series 1993A (Holy Cross Health
                    System Corporation), 5.625%, 12/01/15                       Aaa        12/03 at 102          984,930
------------------------------------------------------------------------------------------------------------------------
                   COLORADO - 6.4%
       4,480,000   Colorado Housing Finance Authority, Single Family
                    Program Senior Bonds, Series 1992A-3,
                    7.000%, 11/01/24 (Alternative Minimum Tax)                   AA         5/02 at 102        4,652,838
      11,465,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992B,
                    7.250%, 11/15/12 (Alternative Minimum Tax)                  Baa        11/02 at 102       12,204,378
------------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 4.9%
       7,500,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1992B, 6.300%, 6/01/12             Aaa         6/02 at 102        7,719,450
       4,600,000   District of Columbia Hospital Revenue Refunding
                    Bonds (Washington Hospital Center), Series
                    1992-A, 7.125%, 8/15/19                                    Baa1         8/02 at 102        4,769,694
         500,000   District of Columbia, Hospital Revenue and
                    Refunding Bonds (Medlantic Healthcare Group,
                    Inc. Issue), Series 1996A, 5.750%, 8/15/16                  Aaa         8/06 at 102          493,265
------------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.3%
       8,180,000   Hillsborough County (Florida), Environmentally
                    Sensitive Land Acquisition and Protection Program
                    Bonds, Series 1992, 6.375%, 7/01/11                           A         7/02 at 102        8,581,229
------------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 11.9%
       3,750,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds (Columbia College), Series 1992,
                    6.875%, 12/01/17                                            BBB        12/04 at 100        3,862,725
       2,500,000   Illinois Educational Facilities Authority, Revenue
                    Bonds, Series 1993 (Columbia College),
                    6.125%, 12/01/18                                            BBB        12/03 at 102        2,386,200

       PRINCIPAL                                                                              OPT. CALL           MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*     PROVISIONS**           VALUE


                   ILLINOIS (CONTINUED)
     $ 8,500,000   Chicago Metropolitan Housing Development
                    Corporation (Illinois), Housing Development
                    Revenue Refunding Bonds (FHA-Insured Mortgage
                    Loans-Section 8 Assisted Projects), Series 1992A,
                    6.800%, 7/01/17                                              AA         7/02 at 102      $ 8,798,520
       8,070,000   The County of Cook, Illinois, General Obligation

                    Bonds, Series 1992A, 6.600%, 11/15/22                       Aaa        11/02 at 102        8,709,305
       2,250,000   Metropolitan Pier and Exposition Authority (Illinois),
                    McCormick Place Expansion Project Bonds, Series

                    1992A, 6.500%, 6/15/22                                       A+         6/03 at 102        2,475,158
       5,000,000   Regional Transportation Authority (Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties in
                    Illinois), General Obligation Bonds, Series 1993A,
                    5.800%, 6/01/13                                             Aaa         6/03 at 102        5,050,050
------------------------------------------------------------------------------------------------------------------------
                   INDIANA - 5.9%
      10,000,000   Indiana Educational Facilities Authority, Educational
                    Facilities Refunding Revenue Bonds (Butler
                    University Project), Series 1992A, 6.600%, 1/01/18          Aaa         1/02 at 102       10,795,200
       2,005,000   Howard County Jail and Juvenile Detention Center
                    Corporation (Indiana), First Mortgage Revenue
                    Bonds, Series 1992, 6.850%, 1/01/12 (Pre-refunded
                    to 1/01/02)                                                  A1         1/02 at 102        2,225,390
       2,400,000   Westfield-Washington South School Building
                    Corporation (Indiana), First Mortgage Revenue
                    Bonds (Series 1992), 6.500%, 7/15/13
                    (Pre-refunded to 7/15/02)                                     A         7/02 at 102        2,634,672
------------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 2.7%
                   Kentucky Housing Corporation, Housing Revenue
                    Bonds (Federally Insured or Guaranteed Mortgage
                    Loans), Series 1992A:
       4,455,000    6.600%, 7/01/11                                             Aaa         7/02 at 102        4,663,182
       2,435,000    6.700%, 7/01/17                                             Aaa         7/02 at 102        2,540,679
------------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 4.7%
                   Louisiana Public Facilities Authority, Revenue Bonds,
                    1992 Series, Tulane University of Louisiana:
       2,590,000    6.625%, 11/15/21 (Pre-refunded to 11/15/02)                  A1        11/02 at 102        2,878,293
       8,835,000    6.625%, 11/15/21                                             A1        11/02 at 102        9,479,160
------------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 2.7%
       3,000,000   Massachusetts Health and Educational Facilities
                    Revenue Bonds (Jordan Memorial Hospital Issue),
                    Series 1992C, 6.875%, 10/01/22                               A-        10/02 at 102        3,140,670

       PRINCIPAL                                                                               OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*      PROVISIONS**          VALUE


                   MASSACHUSETTS (CONTINUED)
     $ 3,630,000   The Commonwealth of Massachusetts, General
                    Obligation Refunding Bonds of 1991, Series B.,
                    6.500%, 8/01/11                                              A1         8/01 at 102       $ 3,845,840
-------------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 1.6%
       4,000,000   City of Royal Oak (Michigan), Hospital Finance
                    Authority, Revenue Bonds (Beaumont Properties,
                    Inc.), Series 1992E, 6.625%, 1/01/19                         Aa         1/02 at 102         4,244,880
-------------------------------------------------------------------------------------------------------------------------
                   MONTANA - 0.8%
       2,065,000   City of Billings, Montana, Tax Increment Urban
                    Renewal Bonds, Refunding Series 1992,
                    7.100%, 3/01/08                                             Baa         3/02 at 101         2,201,848
-------------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 10.9%
       2,695,000   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B, 7.250%, 5/15/15 (Pre-refunded
                    to 5/15/00)                                                 Aaa         5/00 at 102         2,988,432
       4,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.750%, 8/15/14                                    Aaa         2/05 at 102         4,381,000
       3,850,000   Metropolitan Transportation Authority (New York),
                    Transit Facilities Service Contract Bonds, Series N,
                    6.000%, 7/01/11                                            Baa1         7/02 at 100         3,814,311
                   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1992 Series H:
       8,000,000    7.100%, 2/01/11                                            Baa1         2/02 at 101 1/2     8,545,760
       3,150,000    7.100%, 2/01/12                                            Baa1         2/02 at 101 1/2     3,364,893
       5,000,000   Triborough Bridge and Tunnel Authority (New York),
                    Convention Center Project Bonds, Series E,
                    7.250%, 1/01/10                                            Baa1          No Opt. Call       5,656,000
-------------------------------------------------------------------------------------------------------------------------
                   OHIO - 2.3%
       2,800,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds
                    (Meridia Health System), Series 1995,
                    6.250%, 8/15/14                                              A1         8/05 at 102         2,858,436
       3,000,000   County of Erie, Ohio Hospital Improvement and
                    Refunding Revenue Bonds, Series 1992 (Firelands
                    Community Hospital Project), 6.750%, 1/01/15                  A         1/02 at 102         3,161,910
-------------------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 2.4%
       6,000,000   Water and Sewer System Revenue Bonds, Series
                    1992A, Oklahoma City Water Utilities Trust,
                    Oklahoma City, Oklahoma, 6.400%, 7/01/17                    Aaa         7/02 at 100         6,246,120

       PRINCIPAL                                                                                  OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*         PROVISIONS**          VALUE


                   PENNSYLVANIA - 2.6%
     $ 6,295,000   Pennsylvania Intergovernmental Cooperation
                    Authority, Special Tax Revenue Bonds (City of
                    Philadelphia Funding Program), Series of 1992,
                    6.800%, 6/15/22 (Pre-refunded to 6/15/02)                   Aaa           6/02 at 100      $ 6,954,527
--------------------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 2.3%
       5,500,000   Rhode Island Depositors Economic Corporation,
                    Special Obligation Bonds, 1992 Series A,
                    6.900%, 8/01/13 (Pre-refunded to 8/01/02)                   AAA           8/02 at 102        6,166,270
--------------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 2.8%
       7,000,000   Richland County (South Carolina), Solid Waste
                    Disposal Facilities Revenue Bonds (Union Camp
                    Corporation Project), Series 1992-A,
                    6.750%, 5/01/22 (Alternative Minimum Tax)                    A1          5/02 at 102         7,398,580
--------------------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 5.5%
       8,895,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue WR, Series
                    1992, 6.800%, 7/01/17                                        Aa          7/02 at 102         9,285,135
       4,500,000   Memphis-Shelby County Airport Authority
                    (Tennessee), Special Facilities Revenue Bonds,
                    Series 1984 (Federal Express Corporation),
                    7.875%, 9/01/09                                             BBB          9/01 at 103         5,019,930
--------------------------------------------------------------------------------------------------------------------------
                   TEXAS - 7.9%
       3,275,000   Bexar County (Texas), Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Baptist
                    Memorial Hospital System Project), Series 1994,
                    6.900%, 2/15/14                                             Aaa          8/04 at 102         3,637,346
       4,835,000   Cleveland Housing Corporation (Texas), Mortgage
                    Revenue Refunding Bonds, Series 1992-C (FHA
                    Insured-Section 8), 7.375%, 7/01/24                         Aaa          1/01 at 102         5,140,862
       2,500,000   Harris County Health Facilities Development
                    Corporation, Texas Children's Hospital Project,
                    Series 1995, 5.500%, 10/01/16                               Aaa         10/05 at 102         2,424,825
       7,600,000   Port of Corpus Christi Authority of Nueces County
                    (Texas), Pollution Control Revenue Bonds (Hoechst
                    Celanese Corporation), Series 1992,
                    6.875%, 4/01/17 (Alternative Minimum Tax)                    A+          4/02 at 102         8,102,284
       1,460,000   Red River Authority (Texas), Pollution Control
                    Revenue Bonds (Hoechst Celanese Corporation),
                    Series 1992, 6.875%, 4/01/17 (Alternative
                    Minimum Tax)                                                 A+          4/02 at 102         1,561,134

       PRINCIPAL                                                                                  OPT. CALL           MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*         PROVISIONS**           VALUE


                   UTAH - 1.4%
     $ 1,800,000   Utah Housing Finance Agency, Single Family
                    Mortgage Purchase Refunding Senior Bonds,
                    Series 1992, 6.800%, 1/01/12                                Aaa            7/02 at 102       $ 1,899,414
       1,655,000   Municipal Building Authority of Ogden City School
                    District, Weber County, Utah, Lease Revenue
                    Bonds (Central Middle School Project), Series
                    1992, 6.700%, 1/01/12                                      Baa1            1/02 at 101         1,729,475
----------------------------------------------------------------------------------------------------------------------------
                   VERMONT - 1.5%
       3,600,000   Vermont Industrial Development Authority, Industrial
                    Development Refunding Revenue Bonds (Stanley
                    Works Project), Series 1992, 6.750%, 9/01/10                  A            9/02 at 102         3,788,820
----------------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.8%
       2,000,000   Industrial Development Authority of Covington-
                    Alleghany County, Virginia, Hospital Facility
                    Revenue Bonds (Alleghany Regional Hospital),
                    Series 1992, 6.625%, 4/01/12 (Pre-refunded
                    to 4/01/02)                                                   A-           4/02 at 102         2,207,540
----------------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 3.8%
                   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1991A:
       3,600,000    6.750%, 7/01/11                                             Aa1             7/01 at 102        3,771,036
       6,160,000    6.500%, 7/01/18                                             Aa1             7/01 at 102        6,319,666
----------------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 0.7%
       1,750,000   West Virginia School Building Authority, Capital
                    Improvement Revenue Bonds, Series 1992-A,
                    6.625%, 7/01/22                                               A             7/02 at 102        1,812,964
----------------------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 4.0%
      10,000,000   Wisconsin Housing and Economic Development
                    Authority, Multi-Family Housing Revenue Bonds,
                    1992 Series D, 7.200%, 11/01/13 (Alternative
                    Minimum Tax)                                                 A1             4/02 at 102       10,574,300
----------------------------------------------------------------------------------------------------------------------------
    $244,380,000   Total Investments - (cost $241,888,214) - 98.4%                                               259,208,066
===================---------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.6%                                                            4,260,070
----------------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                            $263,468,136
============================================================================================================================

                                                                            NUMBER        MARKET           MARKET
                     STANDARD & POOR'S               MOODY'S             OF ISSUES        VALUE           PERCENT


  SUMMARY OF                         AAA                    Aaa               17     $ 80,794,857              31%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3                6       37,072,075              14
  PORTFOLIO OF                        A+                     A1               10       51,398,575              20
  INVESTMENTS:                     A, A-              A, A2, A3               10       36,387,345              14
                         BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               11       53,555,214              21
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       54     $259,208,066             100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR)


  PRINCIPAL                                                                                    OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                                RATINGS*      PROVISIONS**           VALUE


                   CALIFORNIA - 2.9%
     $ 3,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A, California State Prison-Monterey
                    County (Soledad II), 6.875%, 11/01/14                         A        11/04 at 102      $ 3,303,810
         500,000   City of Fresno, California, Health Facility Revenue
                    Refunding Bonds (Holy Cross Health System
                    Corporation), 5.625%, 12/01/18                              Aaa        12/03 at 102          485,175
       1,570,000   City of Torrance, California, Hospital Revenue Bonds
                    Little Company of Mary Hospital Project),
                   Series 1992, 6.875%, 7/01/15                                   A         7/02 at 102        1,668,470
------------------------------------------------------------------------------------------------------------------------
                   COLORADO - 6.9%
       2,500,000   City of Colorado Springs, Colorado, Utilities System
                    Refunding Revenue Bonds, Series 1992A, 6.125%
                    11/15/20                                                     Aa        11/02 at 100        2,550,850
       1,500,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991D, 7.750%, 11/15/13
                    (Alternative Minimum Tax)                                   Baa        No Opt. Call        1,779,270
       4,000,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992B, 7.250%, 11/15/23
                    (Alternative Minimum Tax)                                   Baa        11/02 at 102        4,257,960
       4,000,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992C, 6.750%, 11/15/13
                    (Alternative Minimum Tax)                                   Baa        11/02 at 102       4,144,840
-----------------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 0.1%
         250,000   Connecticut Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1992-A, Bridgeport
                    Hospital Issue, 6.625%, 7/01/18                             Aaa         7/02 at 102         268,560
-----------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 3.4%
       4,245,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1993 E, 6.000%, 6/01/13            Aaa         6/03 at 102       4,293,138
       2,000,000   District of Columbia, Hospital Revenue Refunding
                    Bonds (Washington Hospital Center), Series 1992-A,
                    7.125%, 8/15/19                                            Baa1         8/02 at 102       2,073,780
-----------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.3%
       4,000,000   City of Tampa, Florida, Water and Sewer Systems
                    Revenue Bonds, Series 1995, 7.550% 5/01/12                  N/R         5/02 at 102       4,254,680
-----------------------------------------------------------------------------------------------------------------------
                   GEORGIA- 2.3%
                   Fulco Hospital Authority, Refunding Revenue Anticipation
                    Certificates (Georgia Baptist Health Care System Project),
                    Series 1992B:
       2,250,000    6.250%, 9/01/13                                            Baa1         9/02 at 102       2,202,323
       2,000,000    6.375%, 9/01/22                                            Baa1         9/02 at 102       1,967,000


       PRINCIPAL                                                                                OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*       PROVISIONS**         VALUE


                   ILLINOIS - 14.2%
     $ 1,500,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992C (Evangelical Hospitals Corporation),
                    6.250% 4/15/22                                               AA-      4/02 at 102       $ 1,511,130
       4,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992B (Franciscan Sisters Health Care
                    Corporation Project), 6.625%, 9/01/13                       Aaa       9/02 at 102         4,327,960
       1,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992 (Mercy Center for Health Care Services),
                    6.650%, 10/01/22                                           Baa1      10/02 at 102         1,007,010
       7,750,000   The Illinois State Toll Highway Authority, Toll
                    Highway Priority Revenue Bonds, 1992 Series A,
                    6.375%, 1/01/15                                              A1       1/03 at 102         8,015,050
       3,000,000   Village of Bryant, Illinois, Pollution Control
                    Revenue Refunding Bonds (Central Illinois Light
                    Company Project), Series 1992, 6.500%, 2/01/18              Aa2       2/02 at 102         3,115,020
       2,500,000   Chicago Metropolitan Housing Development
                    Corporation (Illinois), Housing Development
                    Revenue Refunding Bonds (FHA-Insured Mortgage
                    Loans-Section 8 Assisted Projects), Series 1992A,
                    6.850%, 7/01/22                                              AA       7/02 at 102         2,593,850
       2,550,000   City of Chicago, Illinois Mortgage Revenue Bonds,
                    Series 1992 (FHA Insured Mortgage Loan-
                    Lakeview Towers Project), 6.600%, 12/01/20                  AAA      12/02 at 102         2,630,045
       1,700,000   City of Chicago, Chicago-O'Hare International
                    Airport, General Airport Second Lien Revenue
                    Refunding Bonds, 5.600%, 1/01/18 (Alternative
                    Minimum Tax)                                                Aaa       1/03 at 102         1,627,597
       1,360,000   Board of Regents of Sangamon State University
                    (Illinois), Auxiliary Facilities System, Revenue
                    Bonds, Series 1992, 6.375%, 10/01/17                        Aaa      10/02 at 102         1,446,605
-----------------------------------------------------------------------------------------------------------------------
                   INDIANA - 5.5%
       4,000,000   Indiana State Office Building Commission,
                    Correctional Facilities Program, Revenue Bonds,
                    Series 1991, 6.375%, 7/01/16                                 A1      12/01 at 102         4,146,000
       1,205,000   Allen County, Indiana, Refunding Certificates of
                    Participation Series 1991, 6.500%, 11/01/17                  Aa       5/02 at 101         1,280,361
       2,000,000   School Building Corporation of Warren Township
                    Marion County, Indiana), First Mortgage Bonds
                    Series 1992A, 6.000%, 7/15/12                                 A       7/02 at 102         2,064,400
       2,725,000   Warrick County, Indiana, Adjustable Rate
                    Environmental Improvement Revenue Bonds,
                    1993 Series B (Southern Indiana Gas and Electric
                    Company Project), 6.000%, 5/01/23 (Alternative
                    Minimum Tax)                                                 AA       5/03 at 102         2,740,614


       PRINCIPAL                                                                               OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*      PROVISIONS**         VALUE


                   KENTUCKY - 2.6%
      $  500,000   County of Trimble, Kentucky, Pollution Control
                    Revenue Bonds, 1990 Series B (Louisville Gas and
                    Electric Company Project), 6.550%, 11/01/20
                    (Alternative Minimum Tax) (Pre-refunded to
                    9/16/02)                                                     AA         9/02 at 102      $  547,045
       4,080,000   Trimble County, Kentucky, Pollution Control
                    Revenue Bonds (Louisville Gas and Electric
                    Company Project), Series 1990-B, 6.550%, 11/01/20
                    (Alternative Minimum Tax)                                    AA         9/02 at 102       4,287,509
-----------------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.3%
       4,000,000   Louisiana Public Facilities Authority, Revenue Bonds,
                     Series 1992, Baton Rouge Water Works Company
                    Project, 6.400%, 2/01/10 (Alternative Minimum Tax)           AA-        2/03 at 101       4,230,600
-----------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.8%
       1,395,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Metrowest Health, Inc.
                    Issue, Series C, 6.500%, 11/15/18 (Pre-refunded
                    to 11/15/02)                                                Aaa        11/02 at 102       1,547,013
-----------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 6.8%
       4,000,000   Michigan Housing Development Authority, Single
                    Family Mortgage, Revenue Series 1996-C,
                    5.950%, 12/01/17                                             AA+        6/06 at 102       3,994,840
       8,240,000   Michigan Housing Development Authority, Limited
                    Obligation Revenue Bonds (Greenwood Villa
                    Project), Series 1992, 6.625%, 9/15/17                      Aaa         9/02 at 103       8,569,435
-----------------------------------------------------------------------------------------------------------------------
                   NEVADA - 1.6%
                   Clark County, Nevada, Las Vegas-McCarran
                    International Airport, Passenger Facility Charge
                    Revenue Bonds, Series 1992B:
       1,955,000    6.500%, 7/01/12 (Alternative Minimum Tax)                     A         7/02 at 102       2,006,749
       1,000,000    6.250%, 7/01/22 (Alternative Minimum Tax)                     A         7/02 at 102       1,000,180
-----------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 10.4%
       2,130,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.500%, 7/01/10                                            Baa1        No Opt. Call       2,453,164
       2,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series C (Mount
                    Sinai Hospital), 6.250%, 8/15/12                            AAA         8/02 at 102       2,064,380


  PRINCIPAL                                                                                     OPT. CALL         MARKET
  AMOUNT           DESCRIPTION                                                RATINGS*       PROVISIONS**         VALUE


                   NEWYORK (CONTINUED)
     $ 2,000,000   The City of New York, New York, General Obligation
                    Bonds, Fiscal 1992 Series H, 7.100%, 2/01/11               Baa1        2/02 at 101 1/2     $ 2,136,440
       1,000,000   The City of New York, New York, General Obligation
                    Bonds, Fiscal 1991 Series B, 7.000%, 6/01/12               Baa1        6/01 at 101 1/2       1,052,510
       1,750,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C-1, 7.000%, 8/01/17                    Baa1        8/02 at 101 1/2       1,859,270
       1,060,000   The City of New York, New York, General Obligation
                    Bonds, Fiscal 1992 Series B, 7.000%, 2/01/18               Baa1        2/02 at 101 1/2       1,122,508
       1,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series D, 7.500%, 2/01/18                      Baa1        2/02 at 101 1/2       1,655,625
       4,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer Revenue Bonds, Fiscal 1993
                    Series A, 6.000%, 6/15/17                                     A        6/02 at 101 1/2       4,000,800
       2,785,000   New York City Municipal Water Finance Authority,
                    New York, Water and Sewer System Revenue Bonds,
                    Fixed Rate Fiscal 1993 Series B Bonds,
                    6.375%, 6/15/22                                               A        6/02 at 101           2,882,364
--------------------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 6.2%
       2,000,000   Pennsylvania Higher Educational Facilities Authority,
                    Revenue Bonds (Drexel University), Series 1993,
                    6.375%, 5/01/17                                             BBB+       5/03 at 102           2,027,540
       4,000,000   Pennsylvania Housing Finance Agency, Rental
                    Housing Refunding Bonds, Issue of 1992 (FNMA
                    Insured Mortgage Loans), 6.500%, 7/01/23                    Aaa        7/02 at 102           4,142,120
       2,500,000   Cambria County Hospital Development Authority,
                    Pennsylvania, Hospital Revenue Refunding and
                    Improvement Bonds, Series B of 1992 (Conemaugh
                    Valley Memorial Hospital Project), 6.375%, 7/01/18          AAA        7/02 at 102           2,625,850
       2,435,000   Dauphin County, Pennsylvania, Industrial
                    Development Authority, Water Development
                    Refunding Revenue Bonds, Series 1992B (Dauphin
                    Consolidated Water Supply Company),
                    6.700%, 6/01/17                                               A       No Opt. Call           2,727,297
--------------------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 3.1%
       4,000,000   South Carolina Public Service Authority Revenue
                    Bonds, 1992 Refunding Series A, 6.375%, 7/01/11              Aa        7/02 at 102           4,178,320
       1,600,000   City of Spartanburg, South Carolina, Water System
                    Improvement Refunding Revenue Bonds, Series
                    1992, 6.250%, 6/01/17                                        AA-       6/02 at 101           1,652,400
--------------------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 2.2%
       4,000,000   South Dakota Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1992 (Rapid City
                    Regional Hospital Issue), 6.150%, 9/01/18                   Aaa        9/02 at 102           4,066,080


  PRINCIPAL                                                                                    OPT. CALL           MARKET
  AMOUNT           DESCRIPTION                                                RATINGS*       PROVISIONS**           VALUE


                   TENNESSEE - 2.5%
     $ 4,420,000   Memphis-Shelby County Airport Authority,
                    Tennessee, Special Facilities Revenue Refunding
                    Bonds, Series 1992 (Federal Express Corporation),
                    6.750%, 9/01/12                                             BBB         9/02 at 102      $ 4,636,757
------------------------------------------------------------------------------------------------------------------------
                   TEXAS - 6.1%
       3,755,000   Grand Prairie Industrial Development Authority,
                    Industrial Development Revenue Refunding Bonds,
                    Series 1992 (Baxter International Inc. Project),
                    6.550%, 12/01/12                                              A-       12/02 at 102        3,899,943
       2,500,000   Harris County Health Facilities, Texas, Development
                    Corporation Hospital Revenue Bonds (Hermann
                    Hospital), Series 1994, 6.375%, 10/01/17                    Aaa        10/04 at 101        2,645,475
       5,000,000   North Central Texas Health Facilities Development
                    Corporation, Hospital Revenue Refunding Bonds,
                    Series 1995 (Baylor Health Care System),
                    5.250%, 5/15/16                                              Aa         5/06 at 102        4,744,400
------------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 2.3%
       4,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.100%, 1/01/22                                             Aa1         1/02 at 102        4,247,960
------------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 9.8%
       5,840,000   State of Washington, Certificates of Participation,
                    Series 1991-A, State Office Building Project,
                    6.000%, 4/01/12                                              A1         4/01 at 102        5,850,862
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1991A, 6.875%, 7/01/17                                      Aa1         7/01 at 102        4,273,920
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1992A,  6.500%, 7/01/15                                     Aa1         7/02 at 102        4,140,840
       4,000,000   Port of Seattle, Washington, Revenue Bonds, Series
                    1992B, 6.000%, 11/01/17 (Alternative Minimum Tax)            AA-       11/02 at 100        3,950,320
------------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 4.3%
       2,250,000   West Virginia School Building Authority, Capital
                    Improvement Revenue Bonds, Series 1992-A,
                    6.500%, 7/01/12                                               A         7/02 at 102        2,351,970
       2,500,000   Berkeley County Building Commission, West
                    Virginia, Hospital Revenue Bonds (City Hospital
                    Project), Series 1992, 6.500%, 11/01/09                     BBB+       11/02 at 102        2,605,474


       PRINCIPAL                                                                                OPT. CALL        MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*       PROVISIONS**         VALUE


                   WEST VIRGINIA (CONTINUED)
     $ 3,000,000   Mason County, West Virginia, Pollution Control
                    Revenue Bonds (Appalachian Power Company
                    Project), Series 1992J, 6.600%, 10/01/22                     A3        10/02 at 102      $ 3,091,380
------------------------------------------------------------------------------------------------------------------------
    $176,300,000   Total Investments - (cost $175,156,756) - 98.6%                                           183,024,838
===================-----------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
       $ 200,000   Stevenson Industrial Development Board,
       =========
                    Environmental Improvement (Mead Corporation
                    Project), Variable Rate Demand Bonds,
                    3.900%, 11/01/16+                                          A-1+                              200,000
------------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.3%                                                        2,321,789
------------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                        $185,546,627
========================================================================================================================

                                                                             NUMBER       MARKET           MARKET
                      STANDARD & POOR'S               MOODY'S             OF ISSUES        VALUE          PERCENT

  SUMMARY OF                         AAA                    Aaa               14     $ 40,739,433              22%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               17       54,039,979              30
  PORTFOLIO OF                        A+                     A1                3       18,011,912              10
  INVESTMENTS                      A, A-              A, A2, A3               11       28,997,363              16
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               16       36,981,471              20
  TEMPORARY                    Non-rated              Non-rated                1        4,254,680               2
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       62     $183,024,838             100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)



  PRINCIPAL                                                                                   OPT. CALL         MARKET
  AMOUNT           DESCRIPTION                                               RATINGS*      PROVISIONS**          VALUE


     $ 2,050,000   California Educational Facilities Authority,
                    Refunding Revenue Bonds, Series 1992 (Loyola
                    Marymount University), 6.000%, 10/01/14                     Aaa       10/01 at 100     $ 2,065,375
       1,000,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Adventist Health
                    System/West), 1991 Series B, 6.500%, 3/01/11                Aaa        3/01 at 102       1,067,240
       2,500,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (Scripps Memorial
                    Hospitals), Series 1992A, 6.400%, 10/01/12                  Aaa       10/02 at 102       2,648,225
       4,000,000   California Health Facilities Financing Authority,
                    Insured Hospital Revenue Bonds (San Diego
                    Hospital Association), Series 1992B,
                    6.125%, 8/01/11                                             Aaa        8/02 at 102       4,184,240
         500,000   California Statewide Communities Development
                    Authority, Certificates of Participation (Sutter Health
                    Obligated Group), Series 1993, 5.500%, 8/15/23              Aaa        8/03 at 102         478,680
       3,500,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1991 Series A (State Prisons-Imperial County),
                    6.500%, 9/01/17                                             Aaa        No Opt. Call       3,901,310
       2,320,000   Brea Public Financing Authority (Orange County,
                    California), 1991 Lease Revenue Bonds, Series A,
                    6.250%, 7/01/21                                             Aaa         7/00 at 102       2,394,774
       4,000,000   Eastern Municipal Water District (Riverside County,
                    California), Water and Sewer Revenue Refunding
                    Certificates of Participation, Series 1991A,
                    6.300%, 7/01/20                                             Aaa         7/01 at 101       4,150,000
       1,250,000   Fairfield-Suisun Sewer District (Solano County,
                    California), Sewer Revenue Refunding Bonds,
                    Series 1991A, 6.250%, 5/01/16                               Aaa         5/01 at 102       1,302,188
       4,000,000   The Community Redevelopment Agency of the
                    City of Los Angeles, California, Hollywood
                    Redevelopment Project, Tax Allocation Bonds,
                    Series B, 6.100%, 7/01/22                                   Aaa         7/02 at 102       4,069,920
       4,000,000   City of Los Angeles, California, Wastewater System
                    Revenue Bonds, Series 1992-B, 6.250%, 6/01/12               Aaa         6/02 at 102       4,194,200
       2,430,000   County of Los Angeles, Certificates of Participation
                    (Edmund D. Edelman Children's Court and Petersen
                    Museum Projects), 6.000%, 4/01/12                           Aaa         4/02 at 102       2,488,126
       1,500,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.625%, 7/01/18                                             Aaa         7/03 at 102       1,477,665
       3,450,000   M-S-R Public Power Agency (California), San Juan
                    Project Revenue Bonds, Series 1991E,
                    6.000%, 7/01/22                                             Aaa         7/01 at 100       3,475,806


       PRINCIPAL                                                                               OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*      PROVISIONS**         VALUE


     $ 2,430,000   Modesto Irrigation District, California, Certificates
                    of Participation (Refunding and Capital
                    Improvements Project), Series 1991A,
                    6.000%, 10/01/21                                            Aaa       10/01 at 100      $ 2,448,225
       1,500,000   Modesto Irrigation District Financing Authority,
                    Domestic Water Project Revenue Bonds, Series
                    1992A, 6.125%, 9/01/19                                      Aaa        9/02 at 102        1,528,140
       3,000,000   Northern California Power Agency, Hydroelectric
                    Project Number One, Revenue Bonds, 1992
                    Refunding Series A, 6.250%, 7/01/12                         Aaa        7/02 at 102        3,146,910
       4,000,000   City of Oakland, Alameda County, California,
                    General Obligation Bonds, Series 1992,
                    6.000%, 6/15/17                                             Aaa        6/02 at 102        4,069,880
       3,675,000   Palm Springs Financing Authority, Palm Springs
                    Regional Airport, Revenue Bonds, Series 1992,
                    6.000%, 1/01/12 (Alternative Minimum Tax)                   Aaa        1/02 at 102        3,730,640
       3,750,000   Port of Oakland (California), Revenue Bonds,
                    Series 1992-E, 6.500%, 11/01/16 (Alternative
                    Minimum Tax)                                                Aaa       11/02 at 102        3,970,575
       3,310,000   Rio Linda Union School District (California), General
                    Obligation Bonds, Series 1992-A, 6.375%, 8/01/17            Aaa        8/02 at 102        3,480,233
         500,000   Rio Linda Union School District, General Obligation
                    Bonds, Series 1992-A, 6.250%, 8/01/15                       Aaa        8/02 at 102          521,790
       3,800,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Bonds, 1992 Series B,
                    6.375%, 8/15/22                                             Aaa        8/02 at 102        4,003,718
       4,000,000   San Bernardino County, California, Certificates of
                    Participation (1992 West Valley Detention Center
                    Refinancing Project), 6.000%, 11/01/18                      Aaa       11/02 at 102        4,052,120
       4,000,000   County of San Diego (California), Certificates of
                    Participation (1994 Inmate Reception Center and
                    Cooling Plant Financing), 6.750%, 8/01/14                   Aaa        8/04 at 102        4,411,200
       3,500,000   San Francisco Airports Commission, San Francisco
                    International Airport, Second Series Refunding
                    Revenue Bonds, Issue 1, 6.300%, 5/01/11                     Aaa        5/02 at 102        3,690,400
       2,150,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Refunding Revenue Bonds,
                    Issue 3 Bonds, 6.200%, 5/01/20 (Alternative
                    Minimum Tax)                                                Aaa        5/03 at 102        2,205,191
       1,000,000   Tulare County, California, Certificates of Participation
                    (1992 Financing Project), Series A,
                    6.125%, 11/15/12                                            Aaa       11/02 at 102        1,044,000
       1,225,000   Turlock Irrigation District (California), Revenue
                    Refunding Bonds, Series 1992-A, 6.250%, 1/01/12             Aaa       No Opt. Call        1,323,515


       PRINCIPAL                                                                               OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                                RATINGS*      PROVISIONS**         VALUE


     $ 4,000,000   Walnut Public Financing Authority (Los Angeles
                    County, California), 1992 Tax Allocation Revenue
                    Bonds (Walnut Improvement Project),
                    6.500%, 9/01/22                                             Aaa        9/02 at 102      $ 4,302,800
       4,000,000   Walnut Valley Water District (California), Certificates
                    of Participation (Badillo/Grand Transmission
                    Project), Series 1992, 6.125%, 2/01/18                      Aaa        2/01 at 102        4,066,678
-----------------------------------------------------------------------------------------------------------------------
     $86,340,000   Total Investments - (cost $85,622,943) - 98.5%                                            89,893,764
===================----------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.3%
      $  300,000   Orange County Water District, Variable Rate
      ==========
                    Demand Bonds, 3.750%, 8/15/15+                             A-1+                             300,000
-----------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                       1,040,262
-----------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                        $91,234,026
=======================================================================================================================

                                                                             NUMBER         MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S           OF ISSUES          VALUE          PERCENT

  SUMMARY OF                         AAA                    Aaa               31        $89,893,764            100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       31        $89,893,764            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO (NXN)

         PRINCIPAL                                                                            OPT. CALL         MARKET
         AMOUNT    DESCRIPTION                                                RATINGS*     PROVISIONS**          VALUE


     $ 1,560,000   Dormitory Authority of the State of New York
                    Judicial Facilities Lease Revenue Bonds (Suffolk
                    County Issue), Series 1986, 7.375%, 7/01/16                 Aaa       No Opt. Call     $ 1,829,568
       1,100,000   Dormitory Authority of the State of New York,
                    Mount Sinai School of Medicine, Insured Revenue
                    Bonds, Series 1991, 6.750%, 7/01/15                         Aaa        7/01 at 102       1,202,476
       2,400,000   Dormitory Authority of the State of New York,
                    Hamilton College, Insured Revenue Bonds,
                    Series 1991, 6.500%, 7/01/21                                Aaa        7/01 at 102       2,505,432
         570,000   Dormitory Authority of the State of New York, City
                    University SystemConsolidated, Second General
                    Resolution Revenue Bonds, Series 1990C,
                    7.500%, 7/01/10                                             Aaa       No Opt. Call         685,379
       2,050,000   Dormitory Authority of the State of New York,
                    Ithaca College Insured Revenue Bonds, Series 1991,
                    6.500%, 7/01/10                                             Aaa        7/01 at 102       2,200,491
       1,370,000   Dormitory Authority of the State of New York,
                    Siena College, Insured Revenue Bonds, Series 1992,
                    6.000%, 7/01/11                                             Aaa        7/02 at 102       1,402,209
       2,250,000   Dormitory Authority of the State of New York,
                    New York University Insured Revenue Bonds,
                    Series 1991, 6.250%, 7/01/09                                Aaa        7/01 at 102       2,386,823
       2,500,000   Dormitory Authority of the State of New York,
                    Marist College, Insured Revenue Bonds,
                    Series 1992, 6.000%, 7/01/12                                Aaa        7/02 at 102       2,565,900
       1,245,000   New York State Housing Finance Agency, Insured
                    Multi-Family Housing Mortgage Revenue Bonds,
                    Series 1992C (FHA Insured), 6.450%, 8/15/14                 Aaa        8/02 at 102       1,288,326
       2,105,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series B,
                    6.250%, 8/15/18                                             Aaa        2/02 at 102       2,191,095
         250,000   New York State Medical Care Facilities Finance
                    Agency, Mental Health Services Facilities
                    Improvement Revenue Bonds, 1992 Series D,
                    6.100%, 8/15/13                                             Aaa        8/02 at 102         257,613
       2,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-
                    Insured Mortgage Revenue Bonds, 1992 Series C
                    (Mount Sinai Hospital), 6.250%, 8/15/12                     Aaa        8/02 at 102       2,622,400
       2,500,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured
                    Mortgage Revenue Bonds, 1994 Series A (AMBAC
                    Insured Series), 6.750%, 8/15/14                            Aaa        2/05 at 102       2,738,125


         PRINCIPAL                                                                            OPT. CALL       MARKET
         AMOUNT    DESCRIPTION                                               RATINGS*      PROVISIONS**       VALUE


     $ 1,945,000   New York State Power Authority, General Purpose
                    Bonds, Series 1992 AA, 6.250%, 1/01/23                      Aaa      1/02 at 102      $ 2,021,069
       1,500,000   New York State Thruway Authority, General Revenue
                    Bonds, Series 1992A, 5.500%, 1/01/23                        Aaa      1/02 at 100        1,448,370
       2,000,000   New York State Thruway Authority, Local Highway
                    and Bridge Service Contract Bonds, Series 1992,
                    6.000%, 4/01/10                                             Aaa      4/02 at 102        2,056,800
                   Town of Clarkstown Rickland County, New York,
                    Various Purposes Serial Bonds-1992:
         505,000    5.600%, 6/15/10                                             Aaa     No Opt. Call          515,878
         525,000    5.600%, 6/15/11                                             Aaa     No Opt. Call          534,182
         525,000    5.600%, 6/15/12                                             Aaa     No Opt. Call          531,809
       3,500,000   Metropolitan Transportation Authority, Commuter
                    Facilities Revenue Bonds, Series 1992 B,
                    6.250%, 7/01/17                                             Aaa      7/02 at 102        3,651,165
       2,250,000   Metropolitan Transportation Authority, Transit
                    Facilities Revenue Bonds, Series J, 6.375%, 7/01/10         Aaa      7/02 at 102        2,403,405
       1,435,000   New Hartford Housing Development Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1992-A
                    (Village Point Project-FHA Insured Mortgage Loan-
                    Section 8 Assisted Project), 7.375%, 1/01/24                Aaa      7/02 at 100       1,523,181
         255,000   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1992 Series C,
                    6.250%, 8/01/11                                             Aaa      8/02 at 101 1/2     268,834
       2,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, 6.950%, 8/15/12                       Aaa      8/04 at 101       2,222,620
       1,250,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1992 Series A, 6.250%, 6/15/21                              Aaa      6/01 at 100       1,283,875
       1,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Series
                    1992C, 6.200%, 6/15/21                                      Aaa      6/02 at 101 1/2   1,038,070
       4,900,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1993 Series A, 5.750%, 6/15/18                              Aaa      6/02 at 101 1/2   4,901,029
       1,000,000   New York City Industrial Development Agency,
                    Civic Facility Revenue Bonds (USTA National
                    Tennis Center Incorporated Project),
                    6.375%, 11/15/14                                            Aaa     11/04 at 102       1,065,160
       2,500,000   Port of Authority of New York and New Jersey,
                    Consolidated Revenue Bonds, Ninety-Seventh
                    Series, 6.500%, 7/15/19 (Alternative
                    Minimum Tax)                                                Aaa      1/05 at 101       2,664,024


         PRINCIPAL                                                                          OPT. CALL        MARKET
         AMOUNT    DESCRIPTION                                               RATINGS*    PROVISIONS**        VALUE


      $  485,000   Suffolk County Water Authority (New York),
                    Waterworks Revenue Bonds, Series 1986-V,
                    6.750%, 6/01/12                                             AAA      No Opt. Call      $  513,342
       2,250,000   Triborough Bridge and Tunnel Authority, Special
                    Obligation Refunding Bonds, Series 1991A,
                    6.625%, 1/01/17                                             Aaa      1/01 at 102        2,418,930
---------------------------------------------------------------------------------------------------------------------
     $52,225,000   Total Investments - (cost $52,135,614) - 97.8%                                          54,937,580
===================--------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.2%
      $  700,000   New York Job Development Authority, Series B,
      ==========
                    Variable Rate Demand Bonds, 4.100%, 3/01/05+
                    (Alternative Minimum Tax)                                VMIG-1+                          700,000
---------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.0%                                                       562,547
---------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                      $56,200,127
=====================================================================================================================


                                                                              NUMBER        MARKET            MARKET
                       STANDARD & POOR'S                MOODY'S            OF ISSUES         VALUE           PERCENT

  SUMMARY OF                         AAA                    Aaa               32         $54,937,580            100%
  RATINGS*
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
--------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       32         $54,937,580            100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                                             NXP           NXQ            NXR             NXC


   ASSETS
   Investments in municipal securities, at market
      value (note 1)                                   $243,985,066    $259,208,066    $183,024,838     $89,893,764
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                100,000          --             200,000         300,000
   Cash                                                      32,399         234,798         175,727          67,303
   Receivables:
      Interest                                            5,223,516       4,737,887       3,161,674       1,456,251
      Investments sold                                       --             756,749          --              --
   Other assets                                              10,110          10,231           9,315           6,154
                                                       ------------    ------------    ------------     -----------
        Total assets                                    249,351,091     264,947,731     186,571,554      91,723,472
                                                       ------------    ------------    ------------     -----------

   LIABILITIES
   Accrued expenses:
      Surveillance and administration fees (note 6)          49,347          62,994          44,782          22,333
      Other                                                 113,470         113,678          85,621          47,889
   Dividends payable                                      1,252,924       1,302,923         894,524         419,224
                                                       ------------    ------------    ------------     -----------
        Total liabilities                                 1,415,741       1,479,595       1,024,927         489,446
                                                       ------------    ------------    ------------     -----------
   Net assets (note 7)                                 $247,935,350    $263,468,136    $185,546,627     $91,234,026
                                                       ============    ============    ============     ===========
   Shares outstanding                                    16,378,097      17,607,068      12,964,123       6,257,068
                                                       ============    ============    ============     ===========
   Net asset value per share outstanding (net assets
      divided by shares outstanding)                       $  15.14        $  14.96        $  14.31        $  14.58
                                                       ============    ============    ============     ===========

   See accompanying notes to financial statements.


                                                             NXN

   ASSETS

   Investments in municipal securities, at market
      value (note 1)                                   $54,937,580
   Temporary investments in short-term municipal
      securities,  at amortized cost (note 1)              700,000
   Cash                                                     59,613
   Receivables:
      Interest                                             800,951
      Investments sold                                       --

   Other assets                                              5,746
                                                       -----------
        Total assets                                    56,503,890
                                                       -----------

   LIABILITIES
   Accrued expenses:
      Surveillance and administration fees (note 6)         13,750
      Other                                                 36,054
   Dividends payable                                       253,959
                                                       -----------
        Total liabilities                                  303,763
                                                       -----------
   Net assets (note 7)                                 $56,200,127
                                                       ===========
   Shares outstanding                                    3,907,068
                                                       ===========
   Net asset value per share outstanding (net assets
      divided by shares outstanding)                      $  14.38
                                                       ===========

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended September 30, 1996
(Unaudited)

                                                                     NXP           NXQ            NXR             NXC


   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                          $7,875,416      $8,278,777      $5,723,317     $2,697,864
                                                               -----------     -----------     -----------    -----------
   Expenses:
      Surveillance and administration fees (note 6)                300,263         383,792         272,218        135,477
      Shareholders' servicing agent fees and expenses               30,132          28,066          23,351          7,622
      Custodian's fees and expenses                                 27,120          27,835          24,159         19,215
      Trustees' fees and expenses (note 6)                          20,909          22,203          15,763          8,008
      Professional fees                                             11,094          10,074           9,042          8,309
      Shareholders' reports--printing and mailing expenses          63,305          54,509          41,475         13,060
      Stock exchange listing fees                                   12,130          12,130          12,130          8,086
      Investor relations expense                                     8,021           7,626           5,656          2,385
      Other expenses                                                 6,567           6,971           5,039          2,796
                                                                -----------     -----------     -----------   -----------
        Total expenses                                             479,541         553,206         408,833        204,958
                                                                -----------     -----------     -----------   -----------
          Net investment income                                  7,395,875       7,725,571       5,314,484      2,492,906
                                                                -----------     -----------     -----------   -----------


   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                  (33,329)        (50,270)       (688,932)       --
   Net change in unrealized appreciation or depreciation
      of investments                                             1,231,892         926,720       1,862,714      1,033,570
                                                               -----------     -----------     -----------    -----------
          Net gain from investments                              1,198,563         876,450       1,173,782      1,033,570
                                                               -----------     -----------     -----------    -----------
   Net increase in net assets from operations                   $8,594,438      $8,602,021      $6,488,266     $3,526,476
                                                               ===========     ===========     ===========    ===========

   See accompanying notes to financial statements.


                                                                   NXN


   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                          $1,663,075
                                                                ----------
   Expenses:
      Surveillance and administration fees (note 6)                 83,504
      Shareholders' servicing agent fees and expenses                5,203
      Custodian's fees and expenses                                 17,547
      Trustees' fees and expenses (note 6)                           5,128
      Professional fees                                              7,825
      Shareholders' reports--printing and mailing expenses          11,221
      Stock exchange listing fees                                    8,086
      Investor relations expense                                     1,536
      Other expenses                                                 1,957
                                                                ----------
        Total expenses                                             142,007
                                                                ----------
          Net investment income                                  1,521,068
                                                                ----------

   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions,
      net of taxes, if applicable (notes 1 and 3)                     (628)
   Net change in unrealized appreciation or depreciation
      of investments                                               521,530
                                                                ----------
          Net gain from investments                                520,902
                                                                ----------
   Net increase in net assets from operations                   $2,041,970
                                                                ==========

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)



                                                                   NXP                            NXQ

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        9/30/96         3/31/96         9/30/96         3/31/96
-----------------------------------------------------------------------------------------------------------------

   OPERATIONS
   Net investment income                              $ 7,395,875    $ 14,878,045     $ 7,725,571    $ 15,485,267
   Net realized gain (loss) from investment
      transactions, net of taxes, if applicable
      (notes 1 and 3)                                     (33,329)        (63,223)        (50,270)          7,830
   Net change in unrealized appreciation or
      depreciation of investments                       1,231,892       6,475,822         926,720       6,699,901
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets from operations      8,594,438      21,290,644       8,602,021      22,192,998
                                                     ------------    ------------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income           (7,517,547)     (15,321,715)    (7,902,051)     (15,973,130)
                                                     ------------    ------------    ------------    ------------
   Decrease in net assets from distributions
      to shareholders                                 (7,517,547)     (15,321,715)    (7,902,051)     (15,973,130)
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets                      1,076,891       5,968,929         699,970       6,219,868
   Net assets at beginning of period                  246,858,459     240,889,530     262,768,166     256,548,298
                                                     ------------    ------------    ------------    ------------
   Net assets at end of period                       $247,935,350    $246,858,459    $263,468,136    $262,768,166
                                                     ============    ============    ============    ============
   Balance of undistributed net investment income
      at end of period                                 $  197,151      $  318,823      $  340,545      $  517,025
                                                     ============    ============    ============    ============

   See accompanying notes to financial statements.


                                                                   NXR                            NXC

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        9/30/96         3/31/96         9/30/96         3/31/96
-----------------------------------------------------------------------------------------------------------------


   OPERATIONS
   Net investment income                              $ 5,314,484    $ 10,708,241     $ 2,492,906     $ 4,999,789
   Net realized gain (loss) from investment
      transactions, net of taxes, if applicable
      (notes 1 and 3)                                    (688,932)         21,932          --              33,972
   Net change in unrealized appreciation or
      depreciation of investments                       1,862,714       4,397,745       1,033,570       1,682,005
                                                     ------------    ------------     -----------     -----------
        Net increase in net assets from operations      6,488,266      15,127,918       3,526,476       6,715,766
                                                     ------------    ------------     -----------     -----------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income            (5,406,038)    (10,889,864)     (2,515,342)     (5,078,863)
                                                     ------------    ------------     -----------     -----------
   Decrease in net assets from distributions to
      shareholders                                    (5,406,038)     (10,889,864)     (2,515,342)     (5,078,863)
                                                     ------------    ------------     -----------     -----------
        Net increase in net assets                      1,082,228       4,238,054       1,011,134       1,636,903
   Net assets at beginning of period                  184,464,399     180,226,345      90,222,892      88,585,989
                                                     ------------    ------------     -----------     -----------
   Net assets at end of period                       $185,546,627    $184,464,399     $91,234,026     $90,222,892
                                                     ============    ============     ===========     ===========

   Balance of undistributed net investment
      income at end of period                          $  172,883      $  264,437      $   76,473      $   98,909
                                                     ============    ============     ===========     ===========

   See accompanying notes to financial statements.


                                                                  NXN

                                                   Six months ended   Year ended
                                                        9/30/96         3/31/96
-------------------------------------------------------------------------------


   OPERATIONS
   Net investment income                              $ 1,521,068    $ 3,058,490
   Net realized gain (loss) from investment
      transactions, net of taxes, if applicable
      (notes 1 and 3)                                        (628)         8,928
   Net change in unrealized appreciation or
      depreciation of investments                         521,530        806,780
                                                      -----------    -----------
        Net increase in net assets from operations      2,041,970      3,874,198
                                                      -----------    -----------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)

   From undistributed net investment income            (1,523,757)    (3,047,517)
                                                      -----------     -----------
   Decrease in net assets from distributions
      to shareholders                                  (1,523,757)    (3,047,517)
                                                      -----------     -----------
        Net increase in net assets                        518,213        826,681
   Net assets at beginning of period                   55,681,914     54,855,233
                                                      -----------    -----------
   Net assets at end of period                        $56,200,127    $55,681,914
                                                      ===========    ===========

   Balance of undistributed net investment
      income at end of period                          $   87,053     $   89,742
                                                      ===========    ===========

   See accompanying notes to financial statements.


NOTES TO FINANCIAL
STATEMENTS
(Unaudited)


                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At September 30, 1996, the Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio (NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

                          The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          Each Trust's portfolio of investments consists of municipal obligations that 1) have an average maturity of approximately 19-20 years; 2) are rated within the four highest investment grades by Standard & Poor's or Moody's; and 3) on average, may not be redeemed at the option of the issuer thereof for approximately seven to eight years from the date of purchase by the Trusts. The Trusts' investment adviser, Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

                          The Trusts intend to liquidate all of their net assets in approximately 19-20 years but not later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

                          The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          September 30, 1996, there were no such purchase commitments in any of the Trusts.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Trusts intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. Such retained amounts, net of taxes provided, will be included in paid-in surplus in the financial statements. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

                          Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for NXC and from New York state income taxes for NXN, to retain such tax-exempt status when distributed to shareholders.

Dividends and             Tax-exempt net investment income is declared as a
Ditributions to           dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Significant amounts of net realized capital gains and/or market discount, if any, from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Insurance                 NXC and NXN invest in municipal securities which are
                          either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.
                          Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares.
                          Original Issue Insurance and Secondary Market
                          Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue
                          Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio
                          Insurance is effective only while the municipal securities are held by the Trusts. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial      In October 1994, the Financial Accounting Standards
Instruments               Board (FASB) issued Statement of Financial Accounting
                          Standards No. 119, Disclosure about Derivative
                          Financial Instruments and Fair Value of Financial
                          Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. The Trusts are not authorized to invest in such financial instruments, and therefore made no such purchases during the six months ended September 30, 1996.

                          Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          There were no share transactions during the six months ended September 30, 1996, nor during the year ended March 31, 1996, in any of the Trusts.

                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended September 30, 1996, were as follows:


                                                          NXP             NXQ             NXR             NXC
----------------------------------------------------------------------------------------------------------------

   PURCHASES
   Investments in municipal securities                $  967,400      $3,289,275      $8,620,700       $  --
   Temporary municipal investments                     1,980,000         900,000         875,000       1,100,000

   SALES AND MATURITIES
   Investments in municipal securities                 1,109,090       3,912,020       8,743,585          --
   Temporary municipal investments                     1,880,000       1,300,000         875,000       1,100,000
                                                      ==========      ==========      ==========      ==========


                                                          NXN
---------------------------------------------------------------

   PURCHASES
   Investments in municipal securities                  $ --
   Temporary municipal investments                      900,000

   SALES AND MATURITIES
   Investments in municipal securities                   10,000
   Temporary municipal investments                     $860,000
                                                       ========

                          At September 30, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

                          At March 31, 1996, the Trusts' last fiscal year end, the following Trusts had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:



                                                          NXP             NXR             NXC             NXN
----------------------------------------------------------------------------------------------------------------
   Expiration year:
      2001                                                $--           $200,114        $298,108        $618,333
      2002                                                 --             15,243           --                432
      2003                                               13,520            --              --              1,954
      2004                                              116,258          170,137           --            321,550
                                                      ---------        ---------       ---------       ---------
   Total                                               $129,778         $385,494        $298,108        $942,269
                                                      =========        =========       =========       =========

                          4. DISTRIBUTIONS TO SHAREHOLDERS
                          On October 1, 1996, the Trusts declared dividend distributions from their tax-exempt net investment income which were paid November 1, 1996, to shareholders of record on October 15, 1996, as follows:



                                                          NXP             NXQ             NXR             NXC
--------------------------------------------------------------------------------------------------------------
   Dividend per share                                   $.0765          $.0740          $.0690          $.0670
                                                        ======          ======          ======          ======

                                                         NXN
--------------------------------------------------------------
   Dividend per share                                   $.0650
                                                        ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1996, were as follows:



                                                          NXP             NXQ             NXR             NXC
----------------------------------------------------------------------------------------------------------------

   Gross unrealized:
      Appreciation                                    $20,186,999     $17,352,455     $7,921,913      $4,270,821
      Depreciation                                        (76,241)        (32,603)       (53,831)          --
                                                     ------------    ------------     ----------      ----------
   Net unrealized appreciation                        $20,110,758     $17,319,852     $7,868,082      $4,270,821
                                                      ===========     ===========     ===========     ===========

                                                         NXN
--------------------------------------------------------------

   Gross unrealized:
      Appreciation                                    $2,805,086
      Depreciation                                        (3,120)
                                                     -----------
   Net unrealized appreciation                        $2,801,966
                                                      ==========


                          6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES
                          Under the Trusts' investment management agreements with the Adviser, each Trust pays to the Adviser an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each
                          Trust:



   AVERAGE DAILY NET ASSET VALUE                          NXP             NXQ, NXR, NXC, NXN
--------------------------------------------------------------------------------------------
   For the first $125,000,000                          .25 of 1%                    .3 of 1%
   For the next $125,000,000                         .2375 of 1                  .2875 of 1
   For the next $250,000,000                          .225 of 1                   .275 of 1
   For the next $500,000,000                         .2125 of 1                  .2625 of 1
   For the next $1,000,000,000                          .2 of 1                    .25 of 1
   For net assets over $2,000,000,000                .1875 of 1                  .2375 of 1


                          The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser.

                          7. COMPOSITION OF NET ASSETS
                          At September 30, 1996, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:



                                                          NXP             NXQ             NXR             NXC
----------------------------------------------------------------------------------------------------------------

   Capital paid-in                                     $  163,781      $  176,071      $  129,641     $   62,571
   Paid-in surplus                                    227,626,767     245,670,608     178,450,447     87,122,269
   Balance of undistributed net investment income         197,151         340,545         172,883         76,473
   Accumulated net realized gain (loss) from
      investment transactions                            (163,107)        (38,940)     (1,074,426)      (298,108)
   Net unrealized appreciation of investments          20,110,758      17,319,852       7,868,082      4,270,821
                                                     ------------    ------------    ------------    -----------
        Net assets                                   $247,935,350    $263,468,136    $185,546,627    $91,234,026
                                                     ============    ============    ============    ===========

                                                          NXN
----------------------------------------------------------------

   Capital paid-in                                    $   39,071
   Paid-in surplus                                    54,215,786
   Balance of undistributed net investment income         87,053
   Accumulated net realized gain (loss) from
      investment transactions                           (943,749)
   Net unrealized appreciation of investments          2,801,966
                                                     -----------
        Net assets                                   $56,200,127
                                                     ===========


                          8. INVESTMENT COMPOSITION
                          Each Trust invests in municipal securities which include general obligation, escrowed and revenue bonds. At September 30, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:



                                                          NXP             NXQ             NXR             NXC
--------------------------------------------------------------------------------------------------------------

   Revenue Bonds:
      Lease Rental Facilities                               7%             7%             11%             25%
      Educational Facilities                                9             12               3               2
      Housing Facilities                                   16             20              15              --
      Health Care Facilities                               20             10              18               9
      Transportation                                        5              5              15              15
      Electric Utilities                                    6              4               8              16
      Pollution Control Facilities                          8             10              14              --
      Water / Sewer Facilities                              2              2               6              13
      Other                                                 3              3               1              11
   General Obligation Bonds                                11             16               8               9
   Escrowed Bonds                                          13             11               1              --
                                                         -----           -----           -----           -----
                                                          100%           100%            100%            100%
                                                         =====           =====           =====           =====

                                                          NXN
--------------------------------------------------------------

   Revenue Bonds:
      Lease Rental Facilities                             --%
      Educational Facilities                              24
      Housing Facilities                                  15
      Health Care Facilities                              --
      Transportation                                      18
      Electric Utilities                                   4
      Pollution Control Facilities                        --
      Water / Sewer Facilities                            13
      Other                                                6
   General Obligation Bonds                               16
   Escrowed Bonds                                          4
                                                         -----
                                                         100%
                                                         =====


                          Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (25% for NXP, 32% for NXQ, 18% for NXR, 100% for NXC, and 100% for NXN). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.



FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                        Operating performance
                                                       Net              Dividends
                                                       realized &       from            Distribu-
                         Net                           unrealized       tax-exempt      tions
                         asset          Net            gain (loss)      net             from
                         value          invest-        from             invest-         net
                         beginning      ment           invest-          ment            capital
                         of period      income         ments++          income          gains
NXP
Six mos. ended
         9/30/96        $15.070        $.452         $ .077            $(.459)      $  --
Year ended 3/31,
         1996            14.710         .909           .387             (.936)         --
         1995            14.680         .912           .110             (.948)      (.044)
         1994            15.030         .911            (.313)          (.948)         --
         1993            13.920         .903           .997             (.790)         --
3/19/92 to
         3/31/92         14.230         .007           .018              --            --
NXQ
Six mos. ended
         9/30/96         14.920         .439           .050             (.449)         --
Year ended 3/31,
         1996            14.570         .879           .378             (.907)         --
         1995            14.550         .885           .042             (.907)         --
         1994            14.760         .881          (.184)            (.907)         --
5/21/92 to
          3/31/93        14.150         .710           .702             (.605)         --

NXR
Six mos. ended
         9/30/96         14.230         .410           .087             (.417)         --
Year ended 3/31,
         1996            13.900         .826           .344             (.840)         --
         1995            13.830         .798           .112             (.840)         --
         1994            14.270         .820          (.419)            (.841)         --
7/24/92 to
         3/31/93         14.150         .521           .280             (.424)         --


                                                                        Per
                                                                        share
                                        Organiza-                       market
                         Portfolio      tion and       Net asset        value
                         structur-      offering       value end        end of
                         ing fee        costs          of period        period
NXP
Six mos. ended
         9/30/96     $  --          $  --             $15.140          $14.750
Year ended 3/31,
         1996           --             --              15.070           15.000
         1995           --             --              14.710           14.625
         1994           --             --              14.680           14.375
         1993           --             --              15.030           15.250
3/19/92 to
         3/31/92         (.212)         (.123)         13.920           15.000
NXQ
Six mos. ended
         9/30/96        --             --              14.960           14.375
Year ended 3/31,
         1996           --             --              14.920           14.875
         1995           --             --              14.570           14.000
         1994           --             --              14.550           13.750
5/21/92 to
          3/31/93        (.134)         (.063)         14.760           14.750
NXR
Six mos. ended
         9/30/96        --             --              14.310           13.500
Year ended 3/31,
         1996           --             --              14.230           13.625
         1995           --             --              13.900           13.000
         1994           --             --              13.830           13.500
7/24/92 to
         3/31/93         (.134)         (.123)         14.270           14.125
                                                       Ratios/Supplemental data
                         Total                                                          Ratio of
                         invest-                                        Ratio of        net
                         ment           Total                           expenses        investment     Port-
                         return         return         Net assets       to              income         folio
                         on             on             end of           average         to aver-       turn-
                         market         net asset      period (in       net             age net        over
                         value**        value**        thousands)       assets          assets         rate
NXP
Six mos. ended
         9/30/96         1.41%          3.57%          $247,935         .39%*           6.00%*        --%
Year ended 3/31,
         1996            9.14           8.97           246,858          .36             6.02           1
         1995            9.14           7.38           240,890          .37             6.32          17
         1994             .23           3.85           240,398          .38             5.90          10
         1993            7.38          13.98           246,166          .27+            6.23           1
3/19/92 to
         3/31/92        --              (2.18)         212,430          .39*            3.64*         --
NXQ
Six mos. ended
         9/30/96         (.36)          3.33           263,468          .42*            5.89*          1
Year ended 3/31,
         1996           13.02           8.79           262,768          .42             5.89           1
         1995            8.84           6.74           256,548          .41             6.22          12
         1994            (.94)          4.63           256,098          .41             5.79           1
5/21/92 to
          3/31/93        2.59           8.60           259,876          .42*            5.93*          6
NXR
Six mos. ended
         9/30/96         2.13           3.57           185,547          .44*            5.78*          5
Year ended 3/31,
         1996           11.41           8.56           184,464          .44             5.79           4
         1995            2.82           6.97           180,226          .51             6.09           7
         1994            1.37           2.64           89,988           .48             5.60           8
7/24/92 to
         3/31/93         (2.91)         3.82           92,845           .49*            5.65*         18


FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                        Operating performance
                                                       Net              Dividends
                                                       realized &       from            Distribu-
                        Net                            unrealized       tax-exempt      tions
                        asset           Net            gain (loss)      net             from
                        value           invest-        from             invest-         net
                        beginning       ment           invest-          ment            capital
                        of period       income         ments++          income          gains
NXC
Six mos. ended
        9/30/96         $14.420        $.398          $ .164           $(.402)       $ --
Year ended 3/31,
        1996             14.160         .799            .273            (.812)         --
        1995             13.920         .795            .262            (.817)         --
        1994             14.530         .787           (.580)           (.817)         --
6/19/92 to
        3/31/93         14.150          .558            .518            (.477)         --
NXN
Six mos. ended
        9/30/96         14.250          .389           .131             (.390)         --
Year ended 3/31,
        1996            14.040          .783           .207             (.780)         --
        1995            13.860          .768           .192             (.780)         --
        1994            14.370          .759          (.489)            (.780)         --
6/19/92 to
        3/31/93         14.150          .520           .432             (.468)         --

                                                                        Per
                                                                        share
                                        Organiza-                       market
                        Portfolio       tion and       Net asset        value
                        structur-       offering       value end        end of
                        ing fee         costs          of period        period
NXC
Six mos. ended
        9/30/96         $ --            $ --           $14.580          $14.000
Year ended 3/31,
        1996              --              --            14.420           14.250
        1995              --              --            14.160           13.750
        1994              --              --            13.920           14.000
6/19/92 to
        3/31/93         (.135)           (.084)         14.530           14.875

NXN
Six mos. ended
        9/30/96        --              --              14.380           13.500
Year ended 3/31,
        1996           --              --              14.250           13.500
        1995           --              --              14.040           13.125
        1994           --              --              13.860           13.500
6/19/92 to
        3/31/93         (.133)          (.131)         14.370           14.625


                                                       Ratios/Supplemental data
                        Total                                                           Ratio of
                        invest-                                         Ratio of        net
                        ment            Total                           expenses        investment      Port-
                        return          return         Net assets       to              income          folio
                        on              on             end of           average         to aver-        turn-
                        market          net asset      period (in       net             age net         over
                        value**         value**        thousands)       assets          assets          rate
NXC
Six mos. ended
        9/30/96         1.08%           3.96%          $91,234          .45%*           5.52%*         --%
Year ended 3/31,
        1996            9.80            7.67            90,223          .44             5.50           --
        1995            4.47            7.97            88,586          .48             5.77            7
        1994            (.51)           1.19            87,116          .47             5.27           --
6/19/92 to
        3/31/93         2.39            6.21            90,898          .55*            5.29*           17
NXN
Six mos. ended
        9/30/96         2.90            3.71           56,200           .51*            5.46*          --
Year ended 3/31,
        1996            8.94            7.13           55,682           .48             5.44           --
        1995            3.43            7.28           54,855           .57             5.63            14
        1994            (2.54)          1.68           54,159           .54             5.14           --
6/19/92 to
        3/31/93         .74             5.01           56,144           .62*            5.00*           29

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.
Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per value share.
+ Surveillance and Administration fees commenced October 1, 1992.
++ Net of taxes, if applicable (note 1).

Your
investment
partner

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

Photographic image of John Nuveen, Sr., founder of Nuveen

For nearly 100 years,
Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

PSA-2-9.96